Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurements [abstract]
Schedule of Fair Value of Financial Instruments

	Carrying value						Fair value
December 31, 2017	Available for sale	Fair value through profit or loss	Fair Value (hedging)	Loans and receivables	Other liabilities	Total	Level 1	Level 2	Level 3	Carrying value approximates Fair Value
Financial assets measured at Fair Value
Marketable securities – shares	$555	$-	$-	$-	$-	$555	$555	$-	$-	$-
Marketable securities – warrants	-	1	-	-	-	1	-	1	-	-
Trade receivables concentrate sales	-	34,250	-	-	-	34,250	-	34,250	-	-
Interest rate swap asset	-	-	140	-	-	140	-	140	-	-
	$555	$34,251	$140	$-	$-	$34,946	$555	$34,391	$-	$-

Financial assets not measured at Fair Value
Cash and cash equivalents	$-	$-	$-	$183,074	$-	$183,074	$-	$-	$-	$183,074
Term deposits	-	-	-	29,500	-	29,500	-	-	-	29,500
Other receivables	-	-	-	1,251	-	1,251	-	-	-	1,251
	$-	$-	$-	$213,825	$-	$213,825	$-	$-	$-	$213,825

Financial liabilities measured at Fair Value
Metal forward sales contracts	$-	$(2,328)	$-	$-	$-	$(2,328)	$-	$(2,328)	$-	$-
	$-	$(2,328)	$-	$-	$-	$(2,328)	$-	$(2,328)	$-	$-

Financial liabilities not measured at Fair Value
Trade payables	$-	$-	$-	$-	$(13,576)	$(13,576)	$-	$-	$-	$(13,576)
Payroll payable	-	-	-	-	(13,894)	(13,894)	-	-	-	(13,894)
Share units payable	-	-	-	-	(11,720)	(11,720)	-	(11,720)	-	-
Finance lease obligations	-	-	-	-	(906)	(906)	-	-	-	(906)
Bank loan payable	-	-	-	-	(39,871)	(39,871)	-	(40,000)	-	-
Other payables	-	-	-	-	(1,671)	(1,671)	-	-	-	(1,671)
	$-	$-	$-	$-	$(81,638)	$(81,638)	$-	$(51,720)	$-	$(30,047)

	Carrying value						Fair value
December 31, 2016	Available for sale	Fair value through profit or loss	Fair Value (hedging)	Loans and receivables	Other liabilities	Total	Level 1		Level 2	Level 3	Carrying value approximates Fair Value
Financial assets measured at Fair Value
Marketable securities – shares	$1,266	$-	$-	$-	$-	$1,266	$1,266		$-	$-	$-
Marketable securities – warrants	-	313	-	-	-	313	-		313	-	-
Trade receivables concentrate sales	-	23,185	-	-	-	23,185	-		23,185	-	-
Zinc forward contracts	-	973	-	-	-	973	-		973	-	-
	$1,266	$24,471	$-	$-	$-	$25,737	$1,266		$24,471	$-	-

Financial assets not measured at Fair Value
Cash and cash equivalents	$-	$-	$-	$82,484	$-	$82,484	$-		$-	$-	$82,484
Term deposits	-	-	-	41,100	-	41,100	-		-	-	41,100
Other receivables	-	-	-	72	-	72	-		-	-	72
	$-	$-	$-	$123,656	$-	$123,656	$-		$-	$-	$123,656

Financial liabilities measured at Fair Value
Interest rate swap liability	$-	$-	$(254)	$-	$-	$(254)	$-	-	$(254)	$-	$-
	$-	$-	$(254)	$-	$-	$(254)	$-		$(254)	$-	$-

Financial liabilities not measured at Fair Value
Trade payables	$-	$-	$-	$-	$(15,251)	$(15,251)	$-		$-	$-	$(15,251)
Payroll payable	-	-	-	-	(10,755)	(10,755)	-		-	-	(10,755)
Share units payable	-	-	-	-	(13,026)	(13,026)	-		(13,026)	-	-
Finance lease obligations	-	-	-	-	(3,034)	(3,034)	-		-	-	(3,034)
Bank loan payable	-	-	-	-	(39,768)	(39,768)	-		(40,000)	-	232
Other payables	-	-	-	-	(17,605)	(17,605)	-		-	-	(17,605)
	$-	$-	$-	$-	$(99,439)	$(99,439)	$-		$(53,026)	$-	$(46,413)